Cover	Mar. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2026
Entity File Number	001-41593
Entity Registrant Name	ISRAEL ACQUISITIONS CORP
Entity Central Index Key	0001915328
Entity Tax Identification Number	87-3587394
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12600 Hill Country Blvd
Entity Address, Address Line Two	Building R
Entity Address, Address Line Three	Suite 275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	800
Local Phone Number	508-1531
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one redeemable warrant
Trading Symbol	ISLUF
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ISRLF
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	ISLWF